Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Trade payables	$ 208,850	$ 206,325	$ 65,639
Short-term employee benefits accruals	83,737	68,867	30,188
Other	828
Total trade and other current payables	293,415	275,192	$ 95,827
Clinical Manufacturing Organizations
Disclosure of subsidiaries [line items]
Accruals	$ 163,700	$ 64,500